Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Remuneration	$ 7,536	$ 7,011	$ 7,603
Short-term benefits	172	136	106
Expense recognized in respect of share-based compensation	2,044	1,992	1,821
Total	$ 9,752	$ 9,139	$ 9,530